Debt, Financings Committed Under Sale and Leaseback Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum term of time charter assigned as security	12 months